Annual Fund Operating Expenses - T. Rowe Price U.S. High Yield ETF [Member]	Nov. 13, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%